Note 16 - Nature and Extent of Risks Arising from Financial Instruments (Details Textual) $ in Thousands	Oct. 31, 2022 CAD ($)
Interest rate risk [member]
Statement Line Items [Line Items]
Financial instruments designated as hedging instruments, at fair value	$ 0